Note 8 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
8.	Share capital

The Company has an unlimited number of voting and participating common shares authorized for issuance without par value. As at
December 31, 2017,
there were
31,717,584
common shares issued and outstanding (
2,351,347
as at
December 31, 2016
and
2,351,347
as at
December 31, 2015).

Changes in the number of common shares were as follows:

	2017			2016		2015
	Shares	$	Shares	$	Shares	$
Balance at beginning of year	2,351,347	272,391	2,351,347	272,391	2,179,182	194,651
Issuance upon public offering	9,191,000	137,865,000	-	-	-	-
Share issuance costs	-	(10,236,593)	-	-	-	-
Conversion of preferred shares (note 7)	20,076,224	102,707,268	-	-	-	-
Issued during the year	-	-	-	-	41,138	12,008
Exercise of stock options	99,013	31,588	-	-	131,027	38,248
Reclassification of share-based compensation pursuant to the exercise of stock options	-	20,038	-	-	-	27,484
Balance at end of year	31,717,584	230,659,692	2,351,347	272,391	2,351,347	272,391

In
July 2017,
the Company amended its articles of incorporation to effect a
11.99
-for-
1
stock-split of all of the Company’s common shares. The stock-split became effective on
July 19, 2017
and, as a result, all issued and outstanding common shares, preferred shares, stock options and per share amounts contained in these consolidated financial statements have been retrospectively adjusted to reflect this stock-split for all periods presented.

In
August 2017,
immediately prior to its qualifying IPO, all of the outstanding Class A, B and C redeemable convertible preferred shares were converted on a one
-for-
one
basis into
20,076,224
common shares of the Company (see note
7
).

In
August 2017,
the Company completed its IPO and issued
9,191,000
common shares at
$15
per share, including the underwriters’ over-allotment option, for total gross proceeds of
$137,865,000.

Financing costs, consisting of legal and other advisory costs in the amount of
$1,436,356,
were allocated to the listing of the Company’s common shares existing immediately prior to the IPO and were expensed as incurred under general and administrative expenses. Financing costs, consisting of legal and other advisory costs in the amount of
$586,043,
were allocated to new common shares issued in conjunction with the IPO and are reflected in share capital as a reduction of the IPO proceeds, along with underwriter fees of
$9,650,550.